CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,148)	$ (8,124)	$ 2,923
Income (loss) from discontinued operations	5,787	(80)	6,086
Loss from continuing operations	(7,935)	(8,044)	(3,163)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	633	720	715
Amortization of deferred financing costs	202
Bad debt expense	158	138
Deferred income taxes	18	(151)
Equity loss from investment in affiliate		675
Loss on sale of property and equipment		31
Write-off of receivable from United States Transportation Security Administration		3,000
Reduction in liability to United States Department of Labor		(1,545)
Issuance of shares to related party			554
Changes in assets and liabilities:
Accounts receivable, net	255	(1,196)	40
Prepaid expenses and other current assets		231	92
Other assets	(116)	(216)	(155)
Accounts payable	1,074	10	(1,440)
Accrued expenses and other current liabilities	1,475	1,362	439
Income taxes payable	(1,844)	1,255	201
Liability to United States Department of Labor	(340)	(100)
Other liabilities	51	(92)
Net cash used in discontinued operations		(1,302)	(1,866)
Net cash used in operating activities	(6,369)	(5,224)	(4,583)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(851)	(585)	(865)
Investment in affiliate		(675)
Proceeds from sale of property and equipment		156	26
Increase in restricted cash	(274)
Net cash used in investing activities	(1,125)	(1,104)	(839)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of other liabilities			(5)
Borrowings under old line of credit, net	(6,600)	593	1,209
Borrowings under new line of credit, net	8,086
Net proceeds from convertible notes payable to related party	6,741	5,372	3,872
Payment of financing costs	(450)
Proceeds from exercise of stock options			1,155
Net cash provided by financing activities	7,777	5,965	6,231
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(719)	111	276
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(436)	(252)	1,085
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,583	4,835	3,750
CASH AND CASH EQUIVALENTS, END OF YEAR	4,147	4,583	4,835
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless exercise of stock options	17		75
Accrued financing costs included in accrued expenses and other current liabilities	137
Accrued financing costs included in other liabilties	63
Conversion of convertible notes payable to related party into common stock		250
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	532	439	315
Cash paid during the year for income taxes	$ 358	$ 88	$ 124